S000070976 [Member] Investment Strategy - iShares Intermediate Muni Income Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). For the purposes of the foregoing 80% policy, “assets” are the Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“AMT”)). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax‑exempt obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the Fund may invest in municipal bonds in any rating category, Fund management intends to invest the Fund’s assets primarily in investment grade municipal bonds. Investment grade bonds are securities which are rated in the four highest rating categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. The Fund may also invest in non‑investment grade municipal bonds (commonly called “high yield” or “junk bonds”).
The Fund expects to maintain, under normal market conditions, a dollar-weighted average portfolio duration, as calculated by BFA, of four to six years.
The Fund is classified as non‑diversified under the 1940 Act.